Earnings per Share (Details Narrative)	12 Months Ended
Jun. 30, 2021
Nominal value, description	On December 18, 2012, the Superintendence of Corporations registered an amendment to the Company’s by-laws whereby it increased the nominal value of its shares from ARS 0.1 to ARS 1 each. This amendment, which was notified through the CNV, was registered under number 20,264 of Stock Companies Book 62 T°. Furthermore, the CNV has admitted the shares indicated above for listing in the Stock Exchange.